Borrowings from Financial Institutions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of borrowings [text block] [Abstract]
Schedule of borrowings from financial institutions
	2019	2020
	MCh$	MCh$
Domestic banks
Banco do Brasil	3,900	7,100
Banco Scotiabank	—	1,257
Banco Santander	2,314	—
Subtotal domestic banks	6,214	8,357

Foreign banks
Foreign trade financing
The Bank of Nova Scotia	133,539	121,085
Citibank N.A. United State	285,974	114,525
Wells Fargo Bank	139,845	85,734
Zürcher Kantonalbank	78,872	39,116
Commerzbank AG	2,201	21,687
Bank of New York Mellon	224,812	21,389
Bank of America	194,704	20,475
Sumitomo Mitsui Banking	213,534	11,394
Standard Chartered Bank	70,128	715
Toronto Dominion Bank	22,556	—
JP Morgan Chase Bank	60,150	—
ING Bank	10,987	—
Others	89	40

Borrowings and other obligations
Wells Fargo Bank	113,377	106,965
Deutsche Bank Trust Company Americas	6	7,333
Citibank N.A. United States	5,183	—
Citibank N.A. United Kingdom	1,015	233
Others	91	105
Subtotal foreign banks	1,557,063	550,796

Central Bank of Chile (*)	—	3,110,600

Total	1,563,277	3,669,753
(*)	Financing provided by the Central Bank of Chile to deliver liquidity to the economy and support the flow of credit to households and companies, among which are the Loan Increase Conditional Credit Facility program (FCIC by its Spanish initials) and the Liquidity Credit Line (LCL).